December 15, 2010

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Mailstop 4720, Washington, D.C. 20549

Attn.: Mr. Larry L. Greene, Senior Counsel

Re:          Blackstone / GSO Long-Short Credit Income Fund

Registration Statement on Form N-2, File Nos. 333-170154 and 811-22488

Ladies and Gentlemen:

On behalf of Blackstone / GSO Long-Short Credit Income Fund (the “Fund”), please find the Fund’s Pre-Effective Amendment No. 1 (“Amendment No. 1”) to the above referenced registration statement of the Fund originally filed with the Securities and Exchange Commission (the “Commission”) on October 26, 2010, pursuant to the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended filed with the Commission through the Commission’s electronic data gathering, analysis and retrieval system.

Please call Sarah Cogan (212-455-3575) or Rafael Vasquez (212-455-3566) with any questions you may have regarding this filing.

Very truly yours,

/s/ SIMPSON THACHER & BARTLETT LLP